Cover	12 Months Ended
Dec. 31, 2023 $ / shares shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2023
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2023
Current Fiscal Year End Date	--12-31
Entity File Number	333-268366
Entity Registrant Name	ANGKASA-X HOLDINGS CORP.
Entity Central Index Key	0001903709
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	11-06,Tower A, Ave 3
Entity Address, Address Line Two	Vertical Business Suite
Entity Address, Address Line Three	Jalan Kerinchi Bangsar South
Entity Address, City or Town	Kuala Lumpur
Entity Address, Country	MY
Entity Address, Postal Zip Code	59200
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Common Stock, Shares Outstanding | shares	229,000,001
Entity Listing, Par Value Per Share | $ / shares	$ 0.0001
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Name	JP CENTURION & PARTNERS PLT
Auditor Location	Kuala Lumpur, Malaysia
Auditor Firm ID	6723
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	11-06, Tower A, Ave 3
Entity Address, Address Line Two	Vertical Business Suite
Entity Address, Address Line Three	Jalan Kerinchi Bangsar South
Entity Address, City or Town	Kuala Lumpur
Entity Address, Country	MY
Entity Address, Postal Zip Code	59200
City Area Code	603
Local Phone Number	2242 1288
Contact Personnel Name	Dato’ Dr. Kok Wah Seah
Contact Personnel Email Address	ipo@angkasa-x.com